Deposits for Property and Equipment (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Deposits for leasehold improvements	$ 624,112
Deposits for office equipment	41,268
Total deposits for property and equipment	$ 665,380